CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($) shares
Current
Cash and cash equivalents	$ 131,054,000		$ 50,915,000		$ 63,998,000
Trade and other receivables	1,913,000		4,143,000
Inventories	3,580,000		2,713,000
Investments-equity instruments	10,400,000		8,022,000
Prepaid expenses and other	1,594,000		1,367,000
Total current assets	148,541,000		67,160,000
Non-Current
Inventories-ore in stockpiles	2,098,000		2,098,000
Investments-equity instruments	117,000		87,000
Investments-uranium	276,815,000		162,536,000
Investments-convertible debentures	15,565,000		0
Investments-joint venture	17,290,000		19,305,000
Restricted cash and investments	11,231,000		11,105,000
Property, plant and equipment	254,946,000		253,505,000
Total assets	726,603,000		515,796,000
Current
Accounts payable and accrued liabilities	10,822,000		10,299,000
Current portion of long-term liabilities:
Deferred revenue	4,535,000	$ 4,535	4,915,000	$ 4,915
Reclamation obligations	2,256,000		2,865,000
Other liabilities	333,000		336,000
Total current liabilities	17,946,000		18,415,000
Non-Current
Deferred revenue	30,423,000	$ 30,423	28,380,000	$ 28,380
Reclamation obligations	32,642,000		26,594,000
Other liabilities	1,201,000		1,441,000
Deferred income tax liability	2,607,000		4,950,000
Total liabilities	84,819,000		79,780,000
EQUITY
Share capital	1,655,024,000		1,539,209,000		1,517,029,000
Contributed surplus	69,823,000		70,281,000
Deficit	(1,084,881,000)		(1,175,256,000)
Accumulated other comprehensive income	1,818,000		1,782,000
Total equity	641,784,000		436,016,000		$ 396,691,000
Total liabilities and equity	$ 726,603,000		$ 515,796,000
Issued and outstanding common shares | shares	890,970,371	890,970,371	826,325,592	826,325,592	812,429,995